Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended	12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jun. 30, 2016	Jun. 30, 2026	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2026
C000002886
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli ABC Fund - Class I
C000050409
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli ABC Fund - Advisor Class
S&P 500 Index
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 11,790	$ 13,484	$ 14,889	$ 16,007	$ 22,537	$ 20,143	$ 24,090	$ 30,006	$ 34,555	$ 42,268
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000		11,790	13,484	14,889	16,007	22,537	20,143	24,090	30,006	34,555	42,268
ICE BofA 3 Month U.S. Treasury Bill Index
Account Value [Line Items]
Accumulated Value	10,000		10,049	10,186	10,421	10,592	10,601	10,619	11,001	11,595	12,137	12,603
Lipper U.S. Treasury Money-Market Fund Average
Account Value [Line Items]
Accumulated Value	10,000		10,016	10,105	10,301	10,419	10,421	10,431	10,791	11,346	11,851	12,283
ICE BofA 3 Month U.S. Treasury Bill Index
Account Value [Line Items]
Accumulated Value	10,000		10,049	10,186	10,421	10,592	10,601	10,619	11,001	11,595	12,137	12,603
Lipper U.S. Treasury Money-Market Fund Average
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 10,016	$ 10,105	$ 10,301	$ 10,419	$ 10,421	$ 10,431	$ 10,791	$ 11,346	$ 11,851	$ 12,283